Financial Instruments and Fair Value Measurements - Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis (Details) - Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Foreign exchange contracts	$ 2,673	$ 7,480
Total assets	694,324	594,284
Liabilities:
Foreign exchange contracts	(5,957)	(2,424)
Contingent consideration	(48,971)	(11,539)
Total liabilities	(472,958)	(267,352)
Short-term investments
Assets:
Fair value of investment	234,606	359,198
Marketable equity securities
Assets:
Fair value of investment	2,117	3,208
Non-marketable equity securities
Assets:
Fair value of investment	59,484	0
Call option
Assets:
Derivative assets	395,095	223,164
Embedded conversion option
Assets:
Embedded conversion option	349	217
Interest rate contracts
Assets:
Derivative assets	0	1,017
Liabilities:
Derivative liabilities	(18,768)	(29,103)
Cash conversion option
Liabilities:
Derivative liabilities	(399,262)	(224,286)
Level 1
Assets:
Foreign exchange contracts	0	0
Total assets	2,467	3,208
Liabilities:
Foreign exchange contracts	0	0
Contingent consideration	0	0
Total liabilities	0	0
Level 1 | Short-term investments
Assets:
Fair value of investment	350	0
Level 1 | Marketable equity securities
Assets:
Fair value of investment	2,117	3,208
Level 1 | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 1 | Call option
Assets:
Derivative assets	0	0
Level 1 | Embedded conversion option
Assets:
Embedded conversion option	0	0
Level 1 | Interest rate contracts
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 1 | Cash conversion option
Liabilities:
Derivative liabilities	0	0
Level 2
Assets:
Foreign exchange contracts	2,673	7,480
Total assets	632,373	591,076
Liabilities:
Foreign exchange contracts	(5,957)	(2,424)
Contingent consideration	0	0
Total liabilities	(423,987)	(255,813)
Level 2 | Short-term investments
Assets:
Fair value of investment	234,256	359,198
Level 2 | Marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Call option
Assets:
Derivative assets	395,095	223,164
Level 2 | Embedded conversion option
Assets:
Embedded conversion option	349	217
Level 2 | Interest rate contracts
Assets:
Derivative assets	0	1,017
Liabilities:
Derivative liabilities	(18,768)	(29,103)
Level 2 | Cash conversion option
Liabilities:
Derivative liabilities	(399,262)	(224,286)
Level 3
Assets:
Foreign exchange contracts	0	0
Total assets	59,484	0
Liabilities:
Foreign exchange contracts	0	0
Contingent consideration	(48,971)	(11,539)
Total liabilities	(48,971)	(11,539)
Level 3 | Short-term investments
Assets:
Fair value of investment	0	0
Level 3 | Marketable equity securities
Assets:
Fair value of investment	0	0
Level 3 | Non-marketable equity securities
Assets:
Fair value of investment	59,484	0
Level 3 | Call option
Assets:
Derivative assets	0	0
Level 3 | Embedded conversion option
Assets:
Embedded conversion option	0	0
Level 3 | Interest rate contracts
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 3 | Cash conversion option
Liabilities:
Derivative liabilities	$ 0	$ 0